o AIM V.I. Growth
o AIM V.I. Government Securities
o Alger American Small Capitalization
o Alger American Growth
o Deutsche VIT Equity 500 Index
o MFS VIT Emerging Growth
o MFS VIT Investors Trust
o PIMCO Long-Term U.S. Government Bond

ANNUAL REPORT
DECEMBER 31, 2001


photo: 2 senior citizens


TOUCHSTONE
VARIABLE
ANNUITIES
This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, Deutsche VIT Equity 500 Index, MFS VIT Emerging Growth, MFS VIT Investors Trust, and PIMCO Long-Term U.S. Government Bond. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Growth/Value, Touchstone Equity, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, Touchstone Standby Income, and Touchstone Money Market. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Accounts 1 and 2 of Western-Southern Life Assurance Company hold the assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.,* and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

* A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)


TOUCHSTONE

The Mark of Excellence in Investment Management(SM)

logo: VA within a box
Retire on Your Terms(R)
Variable Annuities

FORM 7460-A-0112

Touchstone Variable Series Trust

o Touchstone International Equity
o Touchstone Emerging Growth
o Touchstone Small Cap Value
o Touchstone Enhanced 30
o Touchstone Value Plus
o Touchstone Growth & Income
o Touchstone Balanced
o Touchstone High Yield
o Touchstone Bond
o Touchstone Standby Income

photo: 2 senior citizens


ANNUAL REPORT
DECEMBER 31, 2001

TOUCHSTONE
SELECT
VARIABLE
ANNUITY

This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, and Touchstone Standby Income. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, Deutsche VIT Equity 500 Index, MFS VIT Emerging Growth, MFS VIT Investors Trust, and PIMCO Long-Term U.S. Government Bond. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account 1 of Western-Southern Life Assurance Company holds the assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.,* and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

* A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)


TOUCHSTONE
The Mark of Excellence in Investment Management(SM)

logo: VA within a box
Retire on Your Terms(R)
Variable Annuities

7143-A-0112

Touchstone Variable Series Trust
o Touchstone International Equity
o Touchstone Emerging Growth
o Touchstone Small Cap Value
o Touchstone Growth/Value
o Touchstone Equity
o Touchstone Enhanced 30
o Touchstone Value Plus
o Touchstone Growth & Income
o Touchstone Balanced
o Touchstone High Yield
o Touchstone Bond
o Touchstone Standby Income
o Touchstone Money Market

photo: 2 senior citizens


ANNUAL REPORT
DECEMBER 31, 2001

GOLD
VARIABLE
ANNUITY
This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Growth/Value, Touchstone Equity, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, Touchstone Standby Income, and Touchstone Money Market. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, Deutsche VIT Equity 500 Index, MFS VIT Emerging Growth, MFS VIT Investors Trust, and PIMCO Long-Term U.S. Government Bond. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account 1 of Western-Southern Life Assurance Company holds the assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.,* and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

* A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions
Variable Annuity Service Center

Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)


TOUCHSTONE
The Mark of Excellence in Investment Management(SM)

logo: VA within a box
Retire on Your Terms(R)
Variable Annuities


FORM 7141-A-0112

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein.


         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone International Equity Fund
            Touchstone Emerging Growth Fund
            Touchstone Small Cap Value Fund
            Touchstone Growth/Value
            Touchstone Equity
            Touchstone Enhanced 30
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Balanced Fund
            Touchstone High Yield Fund
            Touchstone Bond Fund
            Touchstone Standby Income Fund
            Touchstone Money Market

         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund, Series I Shares
            AIM V.I. Government Securities Fund, Series I Shares

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio
            Alger American Small Capitalization Portfolio

         Deutsche VIT Funds (File No. 811-7507)
            Deutsche VIT Equity 500 Index

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series, Initial Class
            MFS Investors Trust Series, Initial Class

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Bond Portfolio-Administrative Class